Financial Statement Schedule I (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional Information - Financial Statement Schedule I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 568,931	$ 568,931,000
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%